EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits under government-mandated defined contribution plan	$ 21,724	$ 10,676	$ 6,078